Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables

	As of December 31, 2016	As of December 31, 2017
	£'000s	£'000s
Trade payables	719	1,214
Other payables	54	74
Accruals	2,050	5,866
Total trade and other payables	2,823	7,154